REVENUE	12 Months Ended
Dec. 31, 2021
REVENUE

23.	REVENUE

Disaggregated Revenues

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. During the year ended December 31, 2021, the Company recognized $209,100 from non-recurring engineering services. The revenue was over time. All performance obligations were fulfilled and there were no contract assets or liabilities at December 31, 2021. The Company did not recognize revenue during the years ended December 31, 2020 and 2019.